Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Increase Decrease In Mortgage Revenue	$ 1.0
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years